Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Funds Provided (Used) - Operating Activities
Net loss	$ (486)	$ (582)	$ (2,250)	$ (2,452)
Depreciation	20	8	46	37
Stock-based compensation	18	15	59	51
Accounts receivable write-off			0	53
Total Adjustments	(448)	(559)	(2,145)	(2,311)
Changes in assets and liabilities
Accounts receivable	1,112	18	(1,019)	(38)
Prepaid and other assets	13	(15)	(34)	(21)
Other receivables	(30)	249	247	(263)
Accounts payable and other accrued liabilities	(560)	(270)	390	317
Deferred revenue	(77)	1,000	923	0
Net change in assets and liabilities	458	982	507	(5)
Net Cash Provided by Operating Activities	10	423	(1,638)	(2,316)
Financing Activities
Issuance of common stock and warrants			0	3,231
Proceeds from exercise of warrants, agents' warrants and stock options	195	233	365	1,918
Transaction costs			0	(369)
Net Cash Provided by Financing Activities	195	233	365	4,780
Investing Activities
Additions to leasehold improvements and equipment	(69)	(189)	(270)	(34)
Additions to intangible assets			0	(125)
Net Cash used in iInvesting Activities	(69)	(189)	(270)	(159)
Increase (Decrease) in Cash and Cash Equivalents	136	467	(1,543)	2,305
Effect of Foreign Exchange on Cash and Cash Equivalents	(27)	88	97	56
Beginning of Year	2,059	3,505	3,505	1,144
End of Year	$ 2,168	$ 4,059	$ 2,059	$ 3,505